Share-based Compensation	12 Months Ended
Dec. 31, 2022
Share-based Compensation
Share-based Compensation

14.Share-based Compensation

(a)Description of stock incentive plan

2018 Incentive Plan

In September 2018 and April 2019, the Group permitted the grant of options and restricted shares of the Company to relevant directors, officers, other employees and consultants of the Company (the “2018 Incentive Plan”). Option awards are granted with an exercise price determined by the Board of Directors. Those options and restricted shares awards generally vest over a period of four years.

2019 Incentive Plan and related amendments

On May 31, 2019, the Board of Directors of the Company approved the 2019 Share Incentive Plan (the “2019 Incentive Plan”) whereby the incentive share options and restricted shares granted to employees and non-employees by Lizhi BVI in the 2018 Incentive Plan shall be replaced and superseded by the exact number of share options and restricted shares of the Company for each grantee (the “2019 Replacement”). There is no change of fair value, vesting schedule and other key terms of such award agreements entered into with each grantee and the classification of share-based awards immediately before and after the 2019 Replacement, thus, the 2019 Replacement was not considered a modification of share-based awards.

On March 18, 2020, the 2019 Incentive Plan was further amended and restated, to increase the maximum aggregate number of Class A ordinary shares authorized to issue from 40,000,000 to 100,000,000 (the “Amended and Restated 2019 Share Incentive Plan”). On September 17, 2021, the Second Amended and Restated 2019 Share Incentive Plan was adopted to replace the Amended and Restated 2019 Share Incentive Plan in its entirety, increasing the maximum aggregate number of Class A ordinary shares authorized to issue from 100,000,000 to 170,000,000.

14.Share-based Compensation (Continued)

(a)Description of stock incentive plan (Continued)

Share-based compensation recognized for the years ended December 31, 2020, 2021 and 2022 is as follows:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Cost of revenues	14,789	11,484	7,052	1,022
Selling and marketing expenses	2,370	3,431	2,259	328
General and administrative expenses	16,128	12,496	9,659	1,400
Research and development expenses	17,454	9,948	10,263	1,488
Total	50,741	37,359	29,233	4,238

As of December 31, 2021 and 2022, total unrecognized compensation expenses related to unvested awards granted under the Second Amended and Restated 2019 Share Incentive Plan were RMB75.3 million and RMB62.5 million (US$9.1 million), respectively. As of December 31, 2021 and 2022, the weighted average remaining vesting period for share-based awards were 2.58 and 2.93 years, respectively.

During the years ended December 31, 2020, 2021 and 2022, there was no cash settled equity instrument granted under share-based payment arrangements, and no compensation cost for share-based payment arrangements was capitalized as part of the cost of an asset.

14.Share-based Compensation (Continued)

(b)	Stock options activities

The following table presents a summary of the Company’s stock options activities for the years ended December 31, 2020, 2021 and 2022.

				Weighted average	Remaining	Aggregated
	Employees	Consultants	Total	exercise price	contractual life	intrinsic value
	(in thousands)	(in thousands)	(in thousands)	US$		RMB

Outstanding at January 1, 2020	11,821	500	12,321	0.0001	2.75	43,011
Granted	32,932	363	33,295	0.0001	—	—
Exercised	(3,235)	—	(3,235)	0.0001	—	—
Forfeited	(3,714)	—	(3,714)	0.0001	—	—
Outstanding at December 31, 2020	37,804	863	38,667	0.0001	3.09	48,921
Exercisable as of December 31, 2020	5,002	250	5,252	0.0001	—	6,644

Outstanding at January 1, 2021	37,804	863	38,667	0.0001	3.09	48,921
Granted	32,389	—	32,389	0.0001	—	—
Exercised	(4,925)	—	(4,925)	0.0001	—	—
Forfeited	(15,571)	—	(15,571)	0.0001	—	—
Outstanding at December 31, 2021	49,697	863	50,560	0.0001	2.56	29,786
Exercisable as of December 31, 2021	8,216	341	8,557	0.0001	—	5,041

Outstanding at January 1, 2022	49,697	863	50,560	0.0001	2.56	29,786
Granted	24,924	—	24,924	0.0001	—	—
Exercised	(7,894)	—	(7,894)	0.0001	—	—
Forfeited	(6,076)	—	(6,076)	0.0001	—	—
Outstanding at December 31, 2022	60,651	863	61,514	0.0001	2.98	13,452
Exercisable as of December 31, 2022	16,421	682	17,103	0.0001	—	3,740

The granted options awards will be vested over a period from nil to four years. The weighted average grant date fair value of options granted for the years ended December 31, 2020, 2021 and 2022 were RMB1.96,RMB1.44 and RMB0.28 (US$0.04) per option, respectively.

14.Share-based Compensation (Continued)

(c)	Restricted shares activities

The following table sets forth the summary of restricted shares activities:

		Weighted-Average
	Number of Restricted Shares	Grant Date
	Granted	Fair Value
	(in thousands)	US$

January 1, 2020	24,928	0.23
Awarded	2,607	0.27
Forfeited	(7,821)	0.26
Vested	(9,857)	0.22
Outstanding at December 31, 2020	9,857	0.23

January 1, 2021	9,857	0.23
Awarded	—	—
Forfeited	—	—
Vested	(6,232)	0.24
Outstanding at December 31, 2021	3,625	0.21

January 1, 2022	3,625	0.21
Awarded	—	—
Forfeited	—	—
Vested	(3,625)	0.21
Outstanding at December 31, 2022	—	—

There are no remaining restricted shares outstanding as of December 31, 2022.

14.Share-based Compensation (Continued)

(d)	Restricted share units activities

(i)Pursuant to the Second Amended and Restated 2019 Share Incentive Plan, 9,611,020, 13,080,200 and 2,192,900 restricted share units were granted to certain employees in 2020, 2021 and 2022, respectively. These restricted share unit awards will be vested over a period of four years, with a summary of activities as follows:

	Number of Restricted Share	Weighted-Average
	Units Granted	Grant Date Fair Value
	(in thousands)	US$

January 1, 2020	—	—
Awarded	9,611	0.22
Forfeited	(5,101)	0.24
Vested	—	—
Outstanding at December 31, 2020	4,510	0.20

January 1, 2021	4,510	0.20
Awarded	13,080	0.30
Forfeited	(2,308)	0.20
Vested	(3,018)	0.19
Outstanding at December 31, 2021	12,264	0.31

January 1, 2022	12,264	0.31
Awarded	2,193	0.07
Forfeited	(2,612)	0.33
Vested	(3,649)	0.29
Outstanding at December 31, 2022	8,196	0.29

(ii) Pursuant to the Second Amended and Restated 2019 Share Incentive Plan, the Company granted restricted share units with fixed monetary amount to certain employees from 2020 to 2022 with vesting period from one to four years. These share-settled obligations require that the variable number of shares to be issued based on an average market price for the shares over the last 30 days before each vesting day. As the monetary value of such obligation is predominantly based on a fixed monetary amount known at inception, the obligation is classified as a liability under generally accepted accounting principles in the U.S. Upon issuance of the shares to settle the obligation, equity is increased by the amount of the liability with no gain or loss recognized. For the years ended December 31, 2020, 2021 and 2022, 190,160, 1,812,960 and 5,637,860 restricted share units have been vested, respectively.